Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee has adopted an equity award grant policy that governs the timing of equity awards made to the
Company’s executive officers and other employees. The policy is designed to help ensure that the grant date for equity awards generally occurs at a time when the Company is not expected to be in possession of material non-public information regarding its business and at a time when the Company is not expected to be imminently disclosing material non-public information that could result in changes to the trading price of our common stock.
Under the policy, the grant of annual long-term incentive awards, including stock options, typically will be approved in the first quarter of each fiscal year, which historically has occurred at the regularly scheduled Committee meeting in February.
The policy provides that if the grant date would fall within the period beginning on the fifteenth day of the last month of a fiscal quarter or fiscal year and ending prior to the third trading day following the filing of the Form 10-Q or Form 10-K covering such fiscal quarter or fiscal year, respectively (such period, the “Closed Period”), the effective date for the annual long-term incentive awards should generally be the first business day following the last day of the Closed Period.
The grant date for off-cycle equity awards, such as one-time awards granted in connection with the commencement of employment, retention awards, or other special grants, generally is set as the first business day of the calendar month following the date of approval or, if later, the first business day of the calendar month after the recipient becomes eligible to receive the grant; provided, however, that if the grant date determined in such manner would fall within a Closed Period, the grant date generally will instead be set as the first business day of the first calendar month following the expiration of the Closed Period.
All stock options will have an exercise price not less than the closing price of a share of 3M common stock on the NYSE for the grant date.
During fiscal year 2025, none of our NEOs were awarded stock options with an effective grant date during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Method	The Committee has adopted an equity award grant policy that governs the timing of equity awards made to the
Company’s executive officers and other employees. The policy is designed to help ensure that the grant date for equity awards generally occurs at a time when the Company is not expected to be in possession of material non-public information regarding its business and at a time when the Company is not expected to be imminently disclosing material non-public information that could result in changes to the trading price of our common stock.
Under the policy, the grant of annual long-term incentive awards, including stock options, typically will be approved in the first quarter of each fiscal year, which historically has occurred at the regularly scheduled Committee meeting in February.
The policy provides that if the grant date would fall within the period beginning on the fifteenth day of the last month of a fiscal quarter or fiscal year and ending prior to the third trading day following the filing of the Form 10-Q or Form 10-K covering such fiscal quarter or fiscal year, respectively (such period, the “Closed Period”), the effective date for the annual long-term incentive awards should generally be the first business day following the last day of the Closed Period.
The grant date for off-cycle equity awards, such as one-time awards granted in connection with the commencement of employment, retention awards, or other special grants, generally is set as the first business day of the calendar month following the date of approval or, if later, the first business day of the calendar month after the recipient becomes eligible to receive the grant; provided, however, that if the grant date determined in such manner would fall within a Closed Period, the grant date generally will instead be set as the first business day of the first calendar month following the expiration of the Closed Period.

Award Timing, How MNPI Considered	All stock options will have an exercise price not less than the closing price of a share of 3M common stock on the NYSE for the grant date.